Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Relationships
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group
Xiaoyan Lu	Director, Founder, Chairman of the Board, Chief Executive Officer and Shareholder of the Group (“Mr. Lu”)
Yazhou Wu	Chief Technology Officer (“ Mr. Wu”)
Suzhou Yunzheng Technology Co., Ltd. (“Suzhou Yunzheng”)	Controlled by the Mr. Lu
Shanghai China Europe International Culture Communication Co., Ltd. (“Shanghai China Europe”)	Significantly influenced by the Group
Shanghai Fenghe Culture Communication Co., Ltd. (“Shanghai Fenghe”)	Significantly influenced by the Group

Schedule of the Major Related Parties Transactions
The Group had the following transactions with the major related parties:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sales of service
Shanghai China Europe	—	—	219
Suzhou Yunzheng	—	57	40

Purchase of service
Shanghai China Europe	—	—	3,561
Suzhou Yunzheng	245	404	836

Loan to related parties
Shanghai Fenghe	—	—	2,000	(1)
Advances for the Group’s operation
Xiaoyan Lu	—	—	1,943
Yazhou Wu	—	—	3,300

Collection of unused advances for the Group’s operation
Xiaoyan Lu	—	—	1,455
Yazhou Wu	—	—	3,300

(1)	The balance represented a RMB 2,000 loan to the related party with an interest rate at Loan Prime Rate (“LPR”) issued by China’s central bank, which is expected to be repaid on May 31, 2025.

Schedule of the Major Related Parties Balances
The Group had the following balances with related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Amount due from related parties
Shanghai Fenghe	—	2,000	(1)
Amount due to related parties
Shanghai China Europe	—	2,452

(1)	The balance represented a RMB 2,000 loan to the related party with an interest rate at Loan Prime Rate (“LPR”) issued by China’s central bank, which is expected to be repaid on May 31, 2025.